Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net Loss	$ (3,173,375)	$ (1,047,423)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	1,637,141	457,803
Bad debt expense	28,682	9,511
Loss on assets retired	259,104
Equity in loss (income) of unconsolidated affiliates	27,261	(3,813)
Gain on sale of investment in unconsolidated affiliate		(78,150)
Changes in operating assets and liabilities:
Accounts receivable	8,942	(286,262)
Prepaid expenses	(285,544)	(70,484)
Deferred policy acquisition costs	38,321
Accounts payable and accrued expenses	92,655	155,020
Accrued interest	1,644	20,238
Unearned premiums and deferred revenue	(117,142)	30,204
Net Cash Used in Operating Activities	(1,482,311)	(813,356)
Cash Flows from Investing Activities:
Deposits to restricted cash	(279,093)
Purchase of equipment	(710,974)	(124,905)
Business acquisitions, net of cash acquired	(19,770,325)	(9,924,565)
Acquisition of investment in unconsolidated affiliates	(258,166)	(670,232)
Distributions from unconsolidated affiliates	16,515
Proceeds from sale of investments	301,121
Purchase of investments	(252,176)
Deposit on business acquisition	(2,950,000)
Net Cash Used in Investing Activities	(23,903,098)	(10,719,702)
Cash Flows from Financing Activities:
Proceeds from notes payable to stockholders		219,000
Payments on notes payable to stockholders		(3,500)
Proceeds from issuance of stock	11,298,589
Proceeds from issuance of stock to related parties	30,462,729	24,500,000
Contribution of capital		5,163
Net Cash Provided by Financing Activities	41,761,318	24,720,663
Net Increase in Cash	16,375,909	13,187,605
Cash, Beginning of Period	13,189,066	1,461
Cash, End of Period	29,564,975	13,189,066
Interest Paid in Cash	6,154	2,270
Income Taxes Paid in Cash	0	0
Restructure of notes payable, stockholders		398,224
Restructure of note payable, former stockholder		135,494
Payable due on acquisition	126,500
Notes payable and accrued interest converted to common stock	$ 106,028	505,154
Distribution from unconsolidated affiliate applied to note payable, former stockholder		32,000
Note payable and accrued interest exchanged for investment in unconsolidated affiliate		109,930
Decrease in investment in unconsolidated affiliate		$ 31,780